Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Additional information related to operating leases
The following table summarizes the balances related to the Company's total lease expense and provides supplemental other information related to operating leases for the year ended December 31, 2019 (in thousands of U.S. dollars):

	2019
Operating lease costs	$15,893
Variable lease costs	2,598
Sublease income	(1,515)
Total lease costs	$16,976

Other information:
Operating lease right-of-use assets (1)	$75,774
Operating lease liabilities (2)	$85,777
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash (3)	$86,157
Operating cash outflows from operating leases	$11,305
Weighted-average remaining lease term on operating leases (4)	9.2	Yrs
Weighted-average discount rate on operating leases (5)	2.6%

(1) Included in Other assets in the Consolidated Balance Sheet
(2) Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheet
(3) Includes transition amounts related to the adoption of the new lease guidance in 2019
(4) Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
(5) Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date

Contractual maturities of operating lease liabilities
The following table shows the contractual maturities of the Company's operating lease liabilities at December 31, 2019 (in thousands of U.S. dollars):

Year	Expected cash flows
2020	$17,010
2021	12,295
2022	10,376
2023	9,647
2024	8,568
2025-2038	38,902
Discount	(11,021)
Total discounted operating lease liabilities	$85,777